Segment Information	12 Months Ended
Aug. 31, 2019
Segment Information [Abstract]
Segment Information
22	Segment Information

Sales to external customers by geographic region are detailed as follows:

	Years ended August 31,
	2019	2018	2017

United States	$106,607	$100,225	$97,186
Canada	15,913	18,425	22,586
Other	21,391	16,743	14,951
Americas	143,911	135,393	134,723

United Kingdom	16,438	17,508	11,799
Other	76,285	67,169	50,302
Europe, Middle East and Africa	92,723	84,677	62,101

China	27,620	20,724	22,312
Other	22,636	28,752	24,165
Asia-Pacific	50,256	49,476	46,477
	$286,890	$269,546	$243,301

Sales were allocated to geographic regions based on the country of residence of the related customers.

Long-lived assets by geographic region are detailed as follows:

	As at August 31, 2019			As at August 31, 2018

	Property, plant and equipment	Intangible assets	Goodwill	Property, plant and equipment	Intangible assets	Goodwill

Canada	$29,517	$5,675	$17,487	$32,107	$5,668	$4,481
United States	7	–	–	1,677	435	13,327
Finland	331	446	8,547	473	380	8,704
France	1,896	12,788	5,600	2,401	19,330	5,909
United Kingdom	640	2,706	7,014	755	4,005	7,471
India	4,249	23	–	4,021	28	–
China	2,667	16	–	2,822	20	–
Other	57	–	–	54	–	–
	$39,364	$21,654	$38,648	$44,310	$29,866	$39,892